Allowance for Loan and Lease Losses ("ALLL") (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Activity Within Allowance for Loan and Lease Losses

The following table is a summary of activity within the ALLL.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$39,169	$40,230	$39,619
Non-covered loans and leases charged off	(6,636)	(12,988)	(16,764)
Recoveries of non-covered loans and leases previously charged off	655	427	1,375

Net charge-offs - non-covered loans and leases	(5,981)	(12,561)	(15,389)
Covered loans charged off	(6,195)	(275)	—

Net charge-offs - total loans and leases	(12,176)	(12,836)	(15,389)
Provision for loan and lease losses:
Non-covered loans and leases	5,550	11,500	16,000
Covered loans	6,195	275	—

Total provision	11,745	11,775	16,000

Balance - end of year	$38,738	$39,169	$40,230

Summary of Company's Allowance for Loan and Lease Losses

The following table is a summary of the Company’s ALLL as of and for the years ended December 31, 2012 and 2011.

	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,848	$(1,312)	$107	$2,177	$4,820
Non-farm/non-residential	12,203	(1,226)	18	(888)	10,107
Construction/land development	9,478	(466)	106	2,882	12,000
Agricultural	3,383	(997)	141	351	2,878
Multifamily residential	2,564	—	—	(534)	2,030
Commercial and industrial	4,591	(1,323)	35	352	3,655
Consumer	1,209	(732)	238	300	1,015
Direct financing leases	1,632	(361)	2	777	2,050
Other	261	(219)	8	133	183
Covered loans	—	(6,195)	—	6,195	—

Total	$39,169	$(12,831)	$655	$11,745	$38,738

December 31, 2011:
Real estate:
Residential 1-4 family	$2,999	$(2,743)	$64	$3,528	$3,848
Non-farm/non-residential	8,313	(1,033)	16	4,907	12,203
Construction/land development	10,565	(5,651)	30	4,534	9,478
Agricultural	2,569	(771)	—	1,585	3,383
Multifamily residential	1,320	—	—	1,244	2,564
Commercial and industrial	4,142	(1,465)	142	1,772	4,591
Consumer	2,051	(825)	166	(183)	1,209
Direct financing leases	1,726	(413)	5	314	1,632
Other	201	(87)	4	143	261
Covered loans	—	(275)	—	275	—
Unallocated	6,344	—	—	(6,344)	—

Total	$40,230	$(13,263)	$427	$11,775	$39,169

Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC

The following table is a summary of the Company’s ALLL and recorded investment in loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Allowance for Loan and Leases Losses			Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans
	ALLL for Individually Evaluated Impaired Loans and Leases	ALLL for All Other Loans and Leases	Total ALLL	Individually Evaluated Impaired Loans and Leases	All Other Loans and Leases	Total Loans and Leases
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$518	$4,302	$4,820	$2,906	$269,146	$272,052
Non-farm/non-residential	53	10,054	10,107	2,898	805,008	807,906
Construction/land development	7	11,993	12,000	542	578,234	578,776
Agricultural	254	2,624	2,878	985	49,634	50,619
Multifamily residential	—	2,030	2,030	—	141,243	141,243
Commercial and industrial	649	3,006	3,655	761	159,043	159,804
Consumer	—	1,015	1,015	33	29,748	29,781
Direct financing leases	—	2,050	2,050	—	68,022	68,022
Other	2	181	183	22	7,609	7,631

Total	$1,483	$37,255	$38,738	$8,147	$2,107,687	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$415	$3,433	$3,848	$3,239	$257,163	$260,402
Non-farm/non-residential	410	11,793	12,203	3,837	704,929	708,766
Construction/land development	31	9,447	9,478	3,001	475,105	478,106
Agricultural	—	3,383	3,383	737	70,421	71,158
Multifamily residential	—	2,564	2,564	—	142,131	142,131
Commercial and industrial	868	3,723	4,591	1,390	118,658	120,048
Consumer	57	1,152	1,209	87	36,074	36,161
Direct financing leases	—	1,632	1,632	—	54,745	54,745
Other	2	259	261	11	8,955	8,966

Total	$1,783	$37,386	$39,169	$12,302	$1,868,181	$1,880,483

(1)	Includes one individually evaluated loan classified as a TDR totaling $ 1.0 million with an ALLL of $0.3 million allocated for such loan.

Summary of Credit Quality Indicators for Loans and Leases, Including Covered and Non-Covered Loans and Leases

The following table is a summary of credit quality indicators for the Company’s total loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Satisfactory	Moderate	Watch	Substandard	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family(1)	$263,737	$—	$3,146	$5,169	$272,052
Non-farm/non-residential	649,494	109,429	38,231	10,752	807,906
Construction/land development	395,821	130,057	37,069	15,829	578,776
Agricultural	25,854	12,105	9,509	3,151	50,619
Multifamily residential	112,360	24,092	4,009	782	141,243
Commercial and industrial	121,898	31,338	3,950	2,618	159,804
Consumer(1)	29,079	—	424	278	29,781
Direct financing leases	66,657	1,365	—	—	68,022
Other(1)	6,116	1,204	239	72	7,631

Total	$1,671,016	$309,590	$96,577	$38,651	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$251,799	$—	$1,924	$6,679	$260,402
Non-farm/non-residential	541,830	96,341	53,976	16,619	708,766
Construction/land development	263,149	164,500	41,741	8,716	478,106
Agricultural	45,276	11,549	7,328	7,005	71,158
Multifamily residential	94,049	43,622	3,673	787	142,131
Commercial and industrial	81,543	30,996	3,093	4,416	120,048
Consumer(1)	35,128	—	623	410	36,161
Direct financing leases	52,329	2,070	26	320	54,745
Other(1)	6,731	1,724	385	126	8,966

Total	$1,371,834	$350,802	$112,769	$45,078	$1,880,483

(1)	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain “other” loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.

The following table is a summary of credit quality indicators for the Company’s covered loans as of December 31, 2012 and 2011.

	FV 1	FV 2	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$146,687	$5,661	$152,348
Non-farm/non-residential	271,705	16,399	288,104
Construction/land development	90,321	14,766	105,087
Agricultural	18,937	753	19,690
Multifamily residential	9,871	830	10,701
Commercial and industrial	18,495	1	18,496
Consumer	123	53	176
Other	1,637	—	1,637

Total	$557,776	$38,463	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$202,620	$—	$202,620
Non-farm/non-residential	368,555	1,201	369,756
Construction/land development	160,737	135	160,872
Agricultural	24,104	—	24,104
Multifamily residential	15,376	518	15,894
Commercial and industrial	29,749	—	29,749
Consumer	958	—	958
Other	2,969	—	2,969

Total	$805,068	$1,854	$806,922

The following table is a summary of credit quality indicators for the Company’s purchased non-covered loans as of December 31, 2012 and 2011.

	Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition					Purchased Non- Covered Loans With Evidence of Credit Deterioration at Acquisition		Total Purchased Non-Covered Loans
	FV 33	FV 44	FV 55	FV 36	FV 77	FV 66	FV 88
	(Dollars in thousands)
December 31, 2012:
Real Estate	$5,042	$10,218	$8,705	$1,229	$—	$4,089	$—	$29,283
Commercial and industrial	576	1,802	1,788	384	—	783	—	5,333
Consumer	857	231	79	1,341	—	1,660	—	4,168
Other	222	110	102	2,071	—	245	—	2,750

Total	$6,697	$12,361	$10,674	$5,025	$—	$6,777	$—	$41,534

December 31, 2011:
Real Estate	$—	$—	$—	$—	$—	$71	$—	$71
Commercial and industrial	—	—	—	—	—	631	—	631
Consumer	—	—	—	—	—	4,001	—	4,001
Other	—	—	—	—	—	96	—	96

Total	$—	$—	$—	$—	$—	$4,799	$—	$4,799

Schedule of Impaired Loans and Leases, Excluding Loans Covered by FDIC Loss Share Agreements

The following table is a summary of impaired loans and leases, excluding purchased non-covered loans and covered loans, as of and for the years ended December 31, 2012 and 2011.

	Principal Balance	Net Charge-offs to Date	Principal Balance, Net of Charge-offs	Specific Allowance	Average Carrying Value
	(Dollars in thousands)
December 31, 2012:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$1,887	$(219)	$1,668	$518	$1,622
Non-farm/non-residential	204	(1)	203	53	234
Construction/land development	711	(660)	51	7	38
Agricultural	599	(40)	559	254	291
Commercial and industrial	1,473	(911)	562	649	620
Consumer	243	(240)	3	—	8
Other	527	(517)	10	2	24

Total impaired loans and leases with a related ALLL	5,644	(2,588)	3,056	1,483	2,837

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	1,550	(312)	1,238	—	1,721
Non-farm/non-residential	4,267	(1,572)	2,695	—	2,432
Construction/land development	837	(346)	491	—	600
Agricultural	801	(375)	426	—	374
Commercial and industrial	443	(244)	199	—	426
Consumer	31	(1)	30	—	31
Other	159	(147)	12	—	13

Total impaired loans and leases without a related ALLL	8,088	(2,997)	5,091	—	5,597

Total impaired loans and leases	$13,732	$(5,585)	$8,147	$1,483	$8,434

December 31, 2011:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$3,200	$(1,675)	$1,525	$415	$504
Non-farm/non-residential	2,931	(146)	2,785	410	1,173
Construction/land development	238	(90)	148	31	882
Agricultural	9	(9)	—	—	575
Commercial and industrial	3,071	(1,775)	1,296	868	844
Consumer	101	(28)	73	57	81
Other	46	(35)	11	2	30

Total impaired loans and leases with a related ALLL	9,596	(3,758)	5,838	1,783	4,089

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	2,121	(407)	1,714	—	1,239
Non-farm/non-residential	1,159	(107)	1,052	—	1,633
Construction/land development	6,254	(3,401)	2,853	—	5,833
Agricultural	842	(105)	737	—	1,000
Multifamily residential	133	(133)	—	—	15
Commercial and industrial	294	(200)	94	—	194
Consumer	47	(33)	14	—	15
Other	—	—	—	—	5

Total impaired loans and leases without a related ALLL	10,850	(4,386)	6,464	—	9,934

Total impaired loans and leases	$20,446	$(8,144)	$12,302	$1,783	$14,023

Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements

The following table is an aging analysis of past due loans and leases, excluding purchased non-covered loans and covered loans, at December 31, 2012 and 2011.

	30-89 Days Past Due(1)	90 Days or More(2)	Total Past Due	Current(3)	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,656	$1,160	$4,816	$267,236	$272,052
Non-farm/non-residential	3,284	2,524	5,808	802,098	807,906
Construction/land development	868	329	1,197	577,579	578,776
Agricultural	952	570	1,522	49,097	50,619
Multifamily residential	312	—	312	140,931	141,243
Commercial and industrial	1,091	185	1,276	158,528	159,804
Consumer	425	57	482	29,299	29,781
Direct financing leases	—	—	—	68,022	68,022
Other	9	—	9	7,622	7,631

Total	$10,597	$4,825	$15,422	$2,100,412	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family	$2,449	$1,757	$4,206	$256,196	$260,402
Non-farm/non-residential	3,448	3,448	6,896	701,870	708,766
Construction/land development	10,453	2,827	13,280	464,826	478,106
Agricultural	275	727	1,002	70,156	71,158
Multifamily residential	319	—	319	141,812	142,131
Commercial and industrial	1,477	348	1,825	118,223	120,048
Consumer	669	120	789	35,372	36,161
Direct financing leases	42	277	319	54,426	54,745
Other	79	—	79	8,887	8,966

Total	$19,211	$9,504	$28,715	$1,851,768	$1,880,483

(1)	Includes $1.0 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at both December 31, 2012 and 2011.
(2)	All loans and leases greater than 90 days past due, excluding purchased non-covered loans and covered loans, were on nonaccrual status at December 31, 2012 and 2011.
(3)	Includes $3.3 million and $1.4 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at December 31, 2012 and 2011, respectively.

The following table is an aging analysis of past due covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$9,539	$20,958	$30,497	$121,851	$152,348
Non-farm/non-residential	18,476	55,753	74,229	213,875	288,104
Construction/land development	6,693	42,604	49,297	55,790	105,087
Agricultural	1,063	3,338	4,401	15,289	19,690
Multifamily residential	—	3,345	3,345	7,356	10,701
Commercial and industrial	901	4,133	5,034	13,462	18,496
Consumer	29	5	34	142	176
Other	—	—	—	1,637	1,637

Total	$36,701	$130,136	$166,837	$429,402	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$12,013	$34,075	$46,088	$156,532	$202,620
Non-farm/non-residential	26,023	71,898	97,921	271,835	369,756
Construction/land development	15,335	54,165	69,500	91,372	160,872
Agricultural	3,111	4,390	7,501	16,603	24,104
Multifamily residential	288	4,208	4,496	11,398	15,894
Commercial and industrial	795	4,390	5,185	24,564	29,749
Consumer	246	14	260	698	958
Other	14	133	147	2,822	2,969

Total	$57,825	$173,273	$231,098	$575,824	$806,922

At December 31, 2012 and 2011, a significant portion of the Company’s covered loans were past due, including many that were 90 days or more past due. However, such delinquencies were included in the Company’s performance expectations in determining the Day 1 Fair Values. Accordingly, all covered loans continue to accrete interest income and all covered loans rated “FV 1” continue to perform in accordance with management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The following table is an aging analysis of past due purchased non-covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Purchased Non-Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate	$3,061	$3,025	$6,086	$23,197	$29,283
Commercial and industrial	855	2,589	3,444	1,889	5,333
Consumer	431	1,295	1,726	2,442	4,168
Other	434	259	693	2,057	2,750

Total	$4,781	$7,168	$11,949	$29,585	$41,534

December 31, 2011:
Real estate	$—	$—	$—	$71	$71
Commercial and industrial	—	121	121	510	631
Consumer	363	159	522	3,479	4,001
Other	—	—	—	96	96

Total	$363	$280	$643	$4,156	$4,799